EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
SCHEDULE OF EXPLORATION AND EVALUATION ASSETS

	Canada		Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2021	318	246	5	46	615
Acquisition costs – cash	5	4	-	-	9
Impairment	-	-	-	-	-
Balance, June 30, 2022	323	250	5	46	624

Exploration
Balance, December 31, 2021	1,542	265	119	36,558	38,484
Administration	-	-	-	10	10
Drilling	-	-	-	-	-
Geology	8	7	2	40	57
Geophysics	-	-	-	1	1
Property maintenance	-	-	3	32	35
Infrastructure	-	-	-	-	-
Impairment	-	-	-	-	-
	8	7	5	83	103
Balance, June 30, 2022	1,550	272	124	36,641	38,587

Total, June 30, 2022	1,873	522	129	36,687	39,211

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the six months ended June 30, 2022

(Expressed in Canadian dollars)

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada			Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Lingman Lake	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2020	308	238	42	14	46	648
Acquisition costs – cash	5	4	-	-	-	9
Balance, June 30, 2021	313	242	42	14	46	657

Exploration
Balance, December 31, 2020	1,529	252	142	13	36,519	38,455
Property maintenance	1	1	1	-	17	20
Administration	-	-	-	-	7	7
Camp operations	-	-	-	-	(95)	(95)
Drilling	-	-	-	-	21	21
Geology	5	5	10	-	24	44
Geophysics	-	-	1	-	-	1
	6	6	12	-	(26)	(2)
Balance, June 30, 2021	1,535	258	154	13	36,493	38,453
Total, June 30, 2021	1,848	500	196	27	36,539	39,110